GMO Global Developed Equity Allocation Fund Expense Example - GMO Global Developed Equity Allocation Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 947